Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings per share
	2024	2023	2022

Net income attributable to shareholders of Novartis AG (USD millions)

- Continuing operations	11 941	8 568	6 049

- Discontinued operations		6 282	906

Net income attributable to shareholders of Novartis AG (USD millions)	11 941	14 850	6 955

Number of shares (in millions)
Weighted average number of shares outstanding used in basic earnings per share	2 018	2 077	2 181

Adjustment for vesting of restricted shares, restricted share units and dilutive shares from options	17	15	16

Weighted average number of shares in diluted earnings per share	2 035	2 092	2 197

Basic earnings per share (USD)
- Continuing operations	5.92	4.13	2.77

- Discontinued operations		3.02	0.42

Total basic earnings per share (USD)	5.92	7.15	3.19

Diluted earnings per share (USD)
- Continuing operations	5.87	4.10	2.76

- Discontinued operations		3.00	0.41

Total diluted earnings per share (USD)	5.87	7.10	3.17